Related-party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Related party transaction [line items]
Sale of products	₨ 72,875.9	$ 886.9	₨ 60,316.2	₨ 50,245.3
Fiat India Automobiles Private Limited [Member]
Related party transaction [line items]
Sale of products	15,460.6
Chief executive officer [member]
Related party transaction [line items]
Key management personnel compensation	586.7		371.8
Managing director and chief executive officer [member]
Related party transaction [line items]
Key management personnel compensation			169.7
Executive Directors [members]
Related party transaction [line items]
Key management personnel compensation	46.4		33.4
Chief Financial Officer [Member]
Related party transaction [line items]
Key management personnel compensation	₨ 134.9		₨ 111.7